Warrants - Additional Information (Details)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020 $ / shares shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2021 shares	Oct. 31, 2021	Oct. 31, 2021 d	May 31, 2021 $ / shares shares	Jan. 31, 2021 USD ($) shares
Class Of Warrant Or Right [Line Items]
Warrants exercisable period after completion of business combination	30 days				30 days
Warrants outstanding | shares	0
Exercise price of warrants	$ 11.50		$ 11.50		$ 11.50
Change in fair value of warrants | $			$ 5,230,000	$ 1,500,000	$ (2,745,750)
Class of Warrants or Rights Aggregate Fair Value of Warrants at the Time of Grant | $		$ 2,690,000
Rigetti Holdings, Inc.
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares				995,099		995,099				3,406,156
Percentage of aggregate gross proceeds from issuances to overall equity proceeds						1.63%
Class of warrants issued during period | shares		398,040							995,099
Common stock warrants | $										$ 0
Change in fair value of warrants | $				$ 1,552,546
Warrants and Rights Outstanding, Measurement Input							2.87	0.214
Rigetti Holdings, Inc. | Equity Incentive Plan [Member]
Class Of Warrant Or Right [Line Items]
Share based compensation arrangement exercise price per share									$ 0.214
Redemption of Warrants for Shares of Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Redemption price per share	10.00		$ 10.00		$ 10.00
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 0.01		0.01		$ 0.01
Trading day period	20 days				20 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price	180.00%				180.00%
Redemption price per share	$ 18.00		18.00		$ 18.00
Minimum period prior written notice of redemption	30 days				30 days
Overall trading period	30 days				30 days
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	10.00
Exercise price of warrants	$ 0.10		0.10		$ 0.10
Trading day period	20 days				20 days
Redemption price per share	$ 10.00		10.00		$ 10.00
Minimum period prior written notice of redemption	30 days				30 days
Overall trading period	30 days				30 days
Minimum [Member]
Class Of Warrant Or Right [Line Items]
Percentage of aggregate gross proceeds from issuances to overall equity proceeds	60.00%				60.00%
Minimum [Member] | Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Warrant Or Right [Line Items]
Warrants exercisable in connection with redemption feature per share	$ 0.361				$ 0.361
Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 11.50		11.50		$ 11.50
Warrants expiration period after completion of business combination or earlier upon redemption or liquidation	5 years				5 years
Trading day period	10 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price	115.00%				115.00%
Redemption price per share	$ 10.00		$ 10.00		$ 10.00
Class of warrants issued during period | shares	1		1		1
Class A Ordinary Shares | Maximum
Class Of Warrant Or Right [Line Items]
Initial business combination share price	$ 9.20		$ 9.20		$ 9.20
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares			8,625,000		8,625,000
Private Placement
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares			4,450,000		4,450,000